Subsequent Events	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Subsequent Event [Line Items]
SUBSEQUENT EVENTS	SUBSEQUENT EVENTS The Company evaluated subsequent events through June 25, 2026, the date the financial statements were issued, and determined that there were no subsequent events to report.